Goodwill and intangible assets	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Goodwill and intangible assets
11.	Goodwill and intangible assets

(1)	Goodwill
The changes in goodwill for the fiscal years ended March 31, 2022 and 2023 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2022	2023
Balance at beginning of the fiscal year
Cost	1,073,178	1,312,615
Accumulated impairments	(347,069)	(359,720)

Carrying amount	726,109	952,895

Increase (decrease) due to:
Acquisitions	197,644	274,499
Disposals or classified as held for sale *	(40,201)	(445)
Impairments	—	—
Translation adjustments	69,343	48,163
Other	—	—
Balance at end of the fiscal year
Cost	1,312,615	1,649,041
Accumulated impairments	(359,720)	(373,929)

Carrying amount	952,895	1,275,112

*
Disposals or classified as held for sale for the fiscal year ended March 31, 2022 relate mainly to the transfer of certain operations of Game Show Network, LLC, a wholly-owned subsidiary in the Pictures segment. Refer to Note 31 for the details of the transfer.

The carrying amounts of goodwill by segment as of March 31, 2022 and 2023 are as follows:

	Yen in millions
	March 31
	2022	2023
Game & Network Services *1	200,206	407,121
Music *2	539,055	579,969
Pictures *3	187,658	259,055
Entertainment, Technology & Services	11,949	14,654
Imaging & Sensing Solutions	3,193	3,479
Financial Services	10,834	10,834
All Other	—	—

Total	952,895	1,275,112

*1	Game & Network Services
All of the goodwill shown in the G&NS line of the table above is allocated to a group of CGUs which comprise the entire G&NS segment.
Intangible assets with indefinite useful lives related to the G&NS business have carrying amounts of 57,217 million yen and 57,409 million yen, as of March 31, 2022 and 2023, respectively, which are included in “Other intangible assets.” Intangible assets with indefinite useful lives include the trademark for PlayStation
®
, which is assessed to have an indefinite useful life as the trademark for PlayStation
®
is utilized as the core trademark for Sony’s products and services throughout the G&NS segment and Sony expects to continue using the trademark in the foreseeable future as well.
The recoverable amount of the group of CGUs is determined by the value in use. The value in use is calculated by discounting the estimated future cash flows including a terminal value. The estimated future cash flows are prepared based on the MRP. A terminal value after the final year of the total forecasted period is determined by utilizing a perpetual growth rate. The growth rate and the pre-tax
discount rate were 1.5% and 9.6% as of March 31, 2022, and 1.5% and 10.8% as of March 31, 2023, respectively.

*2	Music
Goodwill shown in the Music line of the table above is primarily allocated to the worldwide recorded music and the worldwide music publishing CGUs excluding operations in Japan.
Goodwill related to the worldwide recorded music CGU has carrying amounts of 235,746 million yen
and 255,834 million yen, as of March 31, 2022 and 2023, respectively. The recoverable amount of the CGU is determined by the value in use. The value in use is calculated by discounting the estimated future cash flows including a terminal value. The estimated future cash flows are prepared based on the MRP. A terminal value after the final year of the total forecasted period is determined by utilizing a perpetual growth rate. The growth rate and the pre-tax
discount rate were 1.0% and 8.9% as of March 31, 2022, and 1.0% and 12.8% as of March 31, 2023, respectively.
Goodwill related to the music publishing CGU has carrying amounts of 270,116 million yen and 290,833 million yen, as of March 31, 2022 and 2023, respectively. The recoverable amount of the CGU is determined by the value in use. The value in use is calculated by discounting the estimated future cash flows including a terminal value. The estimated future cash flows are prepared based on the MRP. A terminal value after the final year of the total forecasted period is determined by utilizing a perpetual growth rate. The growth rate and the pre-tax
discount rate were 2.5% and 8.5% as of March 31, 2022, and 3.0% and 11.1% as of March 31, 2023, respectively
.

*3	Pictures
Goodwill shown in the Pictures line of the table above is primarily allocated to the animation distribution CGU.
Goodwill related to the animation distribution CGU has carrying amounts of 102,590 million yen and 124,265 million yen, as of March 31, 2022 and 2023, respectively. The recoverable amount of the CGU is determined by the value in use. The value in use is calculated by discounting the estimated future cash flows including a terminal value. The estimated future cash flows are prepared based on the MRP, with revenues in years beyond the MRP based on declining growth rates. A terminal value is based on a revenue multiple applied to the final year of the total forecasted period. The growth rates beyond the MRP period were 5.0% to 15.0% and 5.0% to 15.0%, and the pre-tax
discount rate were 13.5% and 16.2% as of March 31, 2022 and 2023, respectively.
The value in use calculation uses key assumptions such as the pre-tax
discount rate, perpetual growth rate, competitive and regulatory environment, and technology trends. For each assumption, historical experience, external information, competitors and industry trends are taken into account. Sony does not expect the recoverable amounts to be lower than the carrying amounts even when the growth rate and pre-tax
discount rate that are used in the evaluation of the recoverable amounts change within a reasonably predictable range.

(2)	Content assets
The changes in content assets for the fiscal years ended March 31, 2022 and 2023 are as follows:

	Yen in millions
	Film costs	Broadcasting rights	Music catalogs	Artist contracts	Music distribution rights	Game content	Content assets Total
Balance as of April 1, 2021:
Cost	2,909,102	304,036	724,513	26,709	32,019	14,178	4,010,557
Accumulated amortization and impairment losses	(2,514,627)	(239,403)	(167,761)	(14,232)	(7,008)	(4,979)	(2,948,010)

Carrying amount	394,475	64,633	556,752	12,477	25,011	9,199	1,062,547

Changes in carrying amount:
Additions*	313,648	75,841	87,350	2,209	—	20,997	500,045
Acquisitions through business combinations	11,724	32,124	28,194	—	9,760	10,797	92,599
Disposals or classified as held for sale	(932)	(4,747)	—	—	—	—	(5,679)
Amortization	(294,350)	(70,514)	(25,182)	(604)	(1,648)	(8,602)	(400,900)
Impairment losses	(13,870)	(738)	—	—	—	—	(14,608)
Translation adjustment	42,782	4,619	57,676	1,161	938	866	108,042
Other	—	—	—	—	—	—	—

Total changes	59,002	36,585	148,038	2,766	9,050	24,058	279,499

Balance as of March 31, 2022:
Cost	3,549,934	395,045	914,418	30,278	43,219	46,086	4,978,980
Accumulated amortization and impairment losses	(3,096,457)	(293,827)	(209,628)	(15,035)	(9,158)	(12,829)	(3,636,934)

Carrying amount	453,477	101,218	704,790	15,243	34,061	33,257	1,342,046

Changes in carrying amount:
Additions*	526,273	83,491	27,839	942	35	10,725	649,305
Acquisitions through business combinations	419	7	607	—	1,171	46,079	48,283
Disposals or classified as held for sale	(38,899)	—	—	—	—	(7)	(38,906)
Amortization	(381,753)	(76,824)	(31,686)	(1,285)	(2,755)	(15,820)	(510,123)
Impairment losses	(13,815)	—	(236)	—	—	(152)	(14,203)
Translation adjustment	27,228	4,665	50,980	1,086	937	294	85,190
Other	—	—	—	—	—	290	290

Total changes	119,453	11,339	47,504	743	(612)	41,409	219,836

Balance as of March 31, 2023:
Cost	4,320,022	419,025	1,008,942	32,484	45,988	97,386	5,923,847
Accumulated amortization and impairment losses	(3,747,092)	(306,468)	(256,648)	(16,498)	(12,539)	(22,720)	(4,361,965)

Carrying amount	572,930	112,557	752,294	15,986	33,449	74,666	1,561,882

*
The additions in Film costs include the cost of films internally produced and acquired from third party projects. Film costs acquired from third party projects are not a significant portion of Film costs recorded by Sony. The additions in Broadcasting rights, Music catalogs, Artist contracts and Music distribution rights mainly represent acquisitions through contracts with third parties. The additions in Game content primarily include externally acquired game content for the fiscal year ended March 31, 2022 and internally developed game content for the fiscal year ended March 31, 2023.

(3) Other intangible assets
The changes in other intangible assets for the fiscal years ended March 31, 2022 and 2023 are as follows:

	Yen in millions
	Patent rights, know-how and license agreements	Customer relationships	Trademarks	Software	Television carriage contracts	Other	Total
Balance as of April 1, 2021:
Cost	218,192	41,494	24,250	827,210	55,752	148,729	1,315,627
Accumulated amortization and impairment losses	(200,406)	(36,775)	(6,397)	(582,875)	(27,162)	(70,957)	(924,572)

Carrying amount	17,786	4,719	17,853	244,335	28,590	77,772	391,055
Changes in carrying amount:
Additions	4,668	639	158	93,642	—	3,538	102,645
Acquisitions through business combinations	2,488	19,121	7,076	6,895	—	8,132	43,712
Internal development	—	—	—	15,681	—	—	15,681
Disposals or classified as held for sale	(49)	(565)	(550)	(2,599)	—	(107)	(3,870)
Amortization	(5,576)	(4,975)	(1,875)	(87,113)	(3,361)	(6,904)	(109,804)
Impairment losses	(6)	—	(313)	(3,218)	—	(202)	(3,739)
Translation adjustment	216	2,146	2,280	5,534	2,829	1,577	14,582
Other	140	—	1	819	—	(1,119)	(159)

Total changes	1,881	16,366	6,777	29,641	(532)	4,915	59,048

Balance as of March 31, 2022:
Cost	213,649	58,427	32,683	952,153	61,939	155,479	1,474,330
Accumulated amortization and impairment losses	(193,982)	(37,342)	(8,053)	(678,177)	(33,881)	(72,792)	(1,024,227)

Carrying amount	19,667	21,085	24,630	273,976	28,058	82,687	450,103

Changes in carrying amount:
Additions	6,432	—	17	117,019	—	3,323	126,791
Acquisitions through business combinations	2,056	9,237	16,655	26,298	—	38,394	92,640
Internal development	—	—	—	19,835	—	—	19,835
Disposals or classified as held for sale	(8)	(112)	(14)	(2,907)	—	(129)	(3,170)
Amortization	(8,152)	(9,437)	(4,290)	(94,821)	(3,954)	(14,566)	(135,220)
Impairment losses	(8)	(93)	—	(342)	—	(66)	(509)
Translation adjustment	156	1,483	1,516	3,715	2,176	613	9,659
Other	(1,121)	158	699	4,299	—	(322)	3,713

Total changes	(645)	1,236	14,583	73,096	(1,778)	27,247	113,739

Balance as of March 31, 2023:
Cost	201,243	66,593	51,747	1,045,743	66,583	199,311	1,631,220
Accumulated amortization and impairment losses	(182,221)	(44,272)	(12,534)	(698,671)	(40,303)	(89,377)	(1,067,378)

Carrying amount	19,022	22,321	39,213	347,072	26,280	109,934	563,842